Financial instruments: fair value measurement and sensitivity analysis of market risk (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Financial instruments: fair value measurement and sensitivity analysis of market risk [abstract]
Disclosure of financial assets [text block]
At 31 December 2021 Fair value
through profit
or loss
Non-financial
assets
Total carrying
amount (in USD million) Note Amortised cost
Assets
Non-current derivative financial instruments

1,265 1,265
Non-current financial investments 14 253 3,093 3,346
Prepayments and financial receivables 14 707 380 1,087
Trade and other receivables 16 17,192 736 17,927
Current derivative financial instruments

5,131 5,131
Current financial investments 14 20,946 300 21,246
Cash and cash equivalents 17 11,412 2,714 14,126
Total financial assets 50,510 12,503 1,116 64,128
At 31 December 2020 Fair value
through profit
or loss
Non-financial
assets
Total carrying
amount (in USD million) Note Amortised cost
Assets
Non-current derivative financial instruments

2,476 2,476
Non-current financial investments 14 261 3,822 4,083
Prepayments and financial receivables 1) 14 465 396 861
Trade and other receivables 16 7,418 814 8,232
Current derivative financial instruments

886 886
Current financial investments 14 11,649 216 11,865
Cash and cash equivalents 17 6,264 492 6,757
Total financial assets 26,057 7,892 1,210 35,159
1) The categories Amortised cost and Non-financial assets

has been reclassified under Prepayments and

financial receivables, due to an
incorrect classification of USD 32 million in 2020.

Disclosure of financial liabilities [text block]
At 31 December 2021
Amortised
cost
Fair value
through
profit or loss
Non-financial
liabilities
Total
carrying
amount (in USD million) Note
Liabilities
Non-current finance debt 19 27,404 27,404
Non-current derivative financial instruments

767 767
Trade, other payables and provisions 22 12,350 1,960 14,310
Current finance debt 19 5,273 5,273
Dividend payable 582 582
Current derivative financial instruments

4,609 4,609
Total financial liabilities 45,609 5,376 1,960 52,945
At 31 December 2020
Amortised
cost
Fair value
through
profit or loss
Non-financial
liabilities
Total
carrying
amount (in USD million) Note
Liabilities
Non-current finance debt 19 29,118 29,118
Non-current derivative financial instruments

676 676
Trade, other payables and provisions 22 7,736 2,774 10,510
Current finance debt 19 4,591 4,591
Dividend payable 357 357
Current derivative financial instruments

1,710 1,710
Total financial liabilities 41,802 2,386 2,774 46,961

Disclosure of fair value measurement [text block]
(in USD million)
Non-current
financial
investments
Non-current
derivative
financial
instruments
- assets
Current
financial
investments
Current
derivative
financial
instruments
- assets
Cash
equivalents
Non-current
derivative
financial
instruments
- liabilities
Current
derivative
financial
instruments
- liabilities
Net fair
value
At 31 December 2021
Level 1 860 0 - 949 0 (69) 1,740
Level 2 1,840 884 300 4,108 2,714 (762) (4,539) 4,545
Level 3 393 380 74 (4) 843
Total fair value 3,093 1,265 300 5,131 2,714 (767) (4,609) 7,127
At 31 December 2020
Level 1 1,379 - 66 419 - (432) 1,432
Level 2 2,135 2,146 150 443 492 (671) (1,277) 3,418
Level 3 308 330 24 (5) 657
Total fair value 3,822 2,476 216 886 492 (676) (1,710) 5,505

Reconciliation of fair value changes in financial instruments [Table text block]
(in USD million)
Non-current
financial
investments
Non-current
derivative
financial
instruments -
assets
Current
derivative
financial
instruments -
assets
Non-current
derivative
financial
instruments -
liabilities Total amount
Opening at 1 January 2021 308 330 24 (5) 657
Total gains and losses recognised in statement of income (23) 58 72 1 108
Purchases 119 119
Settlement (7) (20) (27)
Transfer out of level 3 - -
Foreign currency translation effects (3) (8) (2) (13)
Closing at 31 December 2021 394 380 74 (4) 844
Opening at 1 January 2020 277 219 33 (19) 510
Total gains and losses recognised in statement of income (29) 106 19 14 109
Purchases 64 64
Settlement (8) (28) (36)
Transfer to level 1 1 1
Foreign currency translation effects 4 5 - 9
Closing at 31 December 2020 308 330 24 (5) 657

Commodity price sensitivity [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sensitivity analysis for types of market risk [text block]
Commodity price sensitivity At 31 December
2021 2020
(in USD million) - 30% + 30% - 30% + 30%
Crude oil and refined products net gains/(losses) 735 (735) 1,025 (1,025)
Natural gas, electricity and CO2 net gains/(losses) 227 (141) 184 (94)

Currency risk sensitivity [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sensitivity analysis for types of market risk [text block]	Currency risk sensitivity At 31 December 2021 2020 (in USD million) - 10% + 10% - 8% + 8% USD net gains/(losses) (1,789) 1,789 (319) 319 NOK net gains/(losses) 2,144 (2,144) 322 (322)
Interest rate sensitivity [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sensitivity analysis for types of market risk [text block]
Interest risk sensitivity At 31 December
2021
2020
(in USD million)

- 0.8 percentage
points
+ 0.8 percentage
points

- 0.6 percentage
points
+ 0.6 percentage
points
Positive/(negative) impact on net financial items 448 (448) 516 (516)

Equity price risk [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sensitivity analysis for types of market risk [text block]	Equity price sensitivity At 31 December 2021 2020 (in USD million) - 35% + 35% - 35% + 35% Net gains/(losses) (534) 534 (684) 684